Nature of Operations and Summary of Significant Accounting Policies	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Nature of Operations and Summary of Significant Accounting Policies
Nature of Operations and Summary of Significant Accounting Policies

Note 1.   Nature of Operations and Summary of Significant Accounting Policies

Nature of Operations

Ideanomics, Inc. (Nasdaq: IDEX) is a Nevada corporation that primarily operates in Asia and the United States through its subsidiaries.

The Company’s chief operating decision maker has been identified as the chief executive officer, who reviews consolidated results when making decisions about allocating resources and assessing performance of the Company. Therefore, the Company operates in one segment with two business units: Ideanomics Mobility and Ideanomics Capital. Through September 30, 2022, the Company operates in one segment with two business units, Ideanomics Mobility and Ideanomics Capital. For the nine months ended September 30, 2022, the Company completed one acquisition. We are in the process of preparing the necessary filing disclosures in anticipation of obtaining the required shareholder approval to acquire 100% of VIA. The total aggregate consideration payable in connection with this transaction is equal to $630.0 million, consisting of an upfront payment at the closing of the transaction of $450.0 million and an earnout payment of up to $180.0 million. The Company anticipates that its internal management structure and the information reviewed by the chief operating decision maker will change such that it may have multiple reportable segments in the future. Anticipated segments are, Ideanomics Mobility, which will encompass the entities with businesses centered in the EV market, Ideanomics Capital, will encompass businesses centered in the finance/real estate market, corporate entity which will encompass costs associated with head office operations, with the combination/consolidation of all segments and the corporate entity comprising the consolidated operations of the Company. The chief operating decision maker will review financial results at the segment level; the Company has appointed business unit managers for Ideanomics Mobility and Ideanomics Capital and is in the process of and revising its internal reporting, budgeting and forecasting process so as to be aligned with the anticipated corporate structure.

Ideanomics Mobility will drive EV adoption by offering unique business solutions to commercial customers wanting to adopt EV vehicles and supporting infrastructure. To do that, Ideanomics has assembled, is developing and integrating business components with distinctive competence in three key pillars: Vehicles, Charging and Energy. These three pillars provide the foundation for Ideanomics Mobility’s planned offering of unique business solutions such as CaaS and VaaS which are proving to be extremely attractive to both large and small commercial vehicle operators.

Ideanomics Capital will be the Company’s fintech business unit, which focuses on leveraging technology and innovation to improve efficiency, transparency, and profitability for the financial services industry.

Recent Developments

Energica Tender Offer

On September 15, 2021, the Company announced it had entered into an agreement to launch a voluntary conditional tender offer in concert with the founders of Energica for shares of Energica, pursuant to which Ideanomics plans to increase its investment from 20.0% in Energica to 72.4%. The Energica founders shall continue to own 27.6% of Energica.

On February 9, 2022, the Company wired €52.5 million (approximately $60.3 million) to an escrow account in order to facilitate and fund the conditional tender offer. On March, 7, 2022 the Company announced that it had achieved the 90.0% threshold for the conditional tender offer. The transaction received final approval from Italian regulatory authorities and closed on March 14, 2022.

Restructuring of PRC Operations

On September 12, 2022, the Board authorized management to pursue a plan to restructure operations in China. We expect the plan to be finalized and initiated in the fourth quarter of 2022. The restructuring is anticipated to be complete no later than the fourth quarter of 2023. In the year ended December 31, 2021, the company generated $29.7 million in revenues in the PRC, primarily from the sale of electric vehicle products. For the nine months ended September 30, 2022, the company generated $36.2 million in revenues in the PRC. The carrying value of long lived assets in the PRC as September 30, 2022, was $0.8 million and cash held in the PRC was approximately $15.1 million as of September 30, 2022.

As a result of the restructuring of our operations in PRC we have incurred restructuring costs that include employee termination severance and lease termination costs, as well as other incremental costs resulting from the restructuring actions. Employee termination severance are recorded based on statutory requirements and completed negotiations. Restructuring costs are recognized in the Company's condensed consolidated financial statements in accordance with GAAP. Generally, charges are recorded when restructuring actions are approved, communicated and/or implemented.

In the nine months ended September 30, 2022, the Company recorded charges of $0.5 million in connection with its restructuring actions. These charges consist of $0.5 million recorded as selling, general and administrative expenses. The restructuring charges consist of employee termination costs of $0.5 million. Employee termination benefits were recorded based on statutory requirements, completed negotiations and Company policy.

Basis of Presentation

In the opinion of management, the unaudited interim condensed consolidated financial statements reflect all adjustments of a normal recurring nature that are necessary for a fair presentation of the results for the interim periods presented. All significant intercompany transactions and balances are eliminated in consolidation. However, the results of operations included in such financial statements may not necessary be indicative of annual results.

The Company uses the same accounting policies in preparing quarterly and annual financial statements. Certain information and footnote disclosures normally included in the annual consolidated financial statements prepared in accordance with accounting principles generally accepted in the U.S. GAAP have been condensed or omitted. These unaudited condensed consolidated financial statements should be read in conjunction with the Company’s audited consolidated financial statements and notes thereto included in the Company’s Annual Report on Form 10-K for the year ended December 31, 2021 filed with the SEC on September 2, 2022 Form 10-K.

Use of Estimates

The preparation of condensed consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses, as well as the related disclosure of contingent assets and liabilities. Actual results could differ from those estimates.

On an ongoing basis, the Company evaluates its estimates, including those related to the bad debt allowance, collectability of notes receivable, sales returns, fair values of financial instruments, equity investments, stock-based compensation, intangible assets and goodwill, useful lives of intangible assets and property and equipment, asset retirement obligations, income taxes, and contingent liabilities, among others. The Company bases its estimates on assumptions, both historical and forward looking, that are believed to be reasonable, the results of which form the basis for making judgments about the carrying amounts of assets and liabilities.

Reclassifications

Certain prior year amounts have been reclassified for comparative purposes to conform to the current-period financial statement presentation.

Significant Accounting Policies

For a detailed discussion of Ideanomics’ significant accounting policies, refer to Note 2 — “Summary of Significant Accounting Policies,” in Ideanomics’ consolidated financial statements included in the Company’s 2021 Form 10-K. During the nine months ended September 30, 2022, the Company acquired one business, Energica, which resulted in the adoption of the following accounting policies with respect to that business.

Inventory

Inventories, which include the costs of material, labor and overhead, are stated at the lower of cost or net realizable value, with cost generally computed on a FIFO basis. Estimated losses from obsolete and slow-moving inventories are recorded to reduce inventory values to their estimated net realizable value and are charged to costs of revenue. At the point of loss recognition, a new cost basis for that inventory is established and subsequent changes in facts and circumstances do not result in a recovery in carrying value.

The composition of inventory is as follows (in thousands)~~:~~

	September 30, 2022	December 31, 2021
Raw materials	$5,746	$245
Work in progress	10,470	90
Finished goods	13,314	5,824
Total	$29,530	$6,159

The majority of the inventory is held in US Hybrid, Solectrac and Energica entities and represents finished assemblies and sub assemblies to be used in delivering electric motorcycles, electric powertrain components and electric tractors to customers, respectively.

Revenue

For product sales, the acquired EV entities consider practical and contractual limitations in determining whether there is an alternative use for the product. For example, long-term design and build contracts are typically highly customized to a customer’s specifications. For contracts with no alternative use and an enforceable right to payment for work performed to date, including a reasonable profit if the contract were terminated at the customer’s convenience for reason other than nonperformance, the acquired EV entities recognize revenue over time. All other product sales are recognized at a point in time.

For contracts recognized over time, the acquired EV entities have historically used the cost-to-total cost method to recognize the revenue over the life of the contract.

For contracts recognized at a point in time, the acquired EV entities recognize revenue when control passes to the customer, which is generally based on shipping terms that address when title and risk and rewards pass to the customer. However, the acquired EV entities also consider certain customer acceptance provisions as certain contracts with customers include installation, testing, certification or other acceptance provisions. In instances where contractual terms include a provision for customer acceptance, the acquired EV entities consider whether they have previously demonstrated that the product meets objective criteria specified by either the seller or customer in assessing whether control has passed to the customer.

For service contracts, the acquired EV entities recognize revenue as the services are rendered if the customer is benefiting from the service as it is performed, or otherwise upon completion of the service. Separately priced extended warranties are recognized as a separate performance obligation over the warranty period.

The transaction price in the acquired EV entities’ contracts consists of fixed consideration and the impact of variable consideration including returns, rebates and allowances, and penalties. Variable consideration is generally estimated using a probability-weighted approach based on historical experience, known trends, and current factors including market conditions and status of negotiations.

For design and build contracts, the acquired entities may at times collect progress payments from the customer throughout the term of the contract, resulting in contract assets or liabilities depending on the timing of the payments. Contract assets consist of unbilled amounts when revenue recognized exceeds customer billings. Contract liabilities consist of advance payments and billings in excess of revenue recognized.

Design and engineering costs for highly complex products to be sold under a long-term production-type contract are deferred and amortized in a manner consistent with revenue recognition of the related contract or anticipated contract. Other design and development costs are deferred only if there is a contractual guarantee for reimbursement. Costs to obtain a contract (e.g., commissions) for contracts greater than one year are deferred and amortized in a manner consistent with revenue recognition of the related contract.

Product Warranties

The acquired EV entities’ standard product warranty terms generally include post-sales support and repairs or replacement of a product at no additional charge for a specified period of time. Accruals for estimated expenses related to product warranties are made at the time revenue is recognized and are recorded as a component of costs of revenue. The acquired EV entities estimate the liability for warranty claims based on standard warranties, the historical frequency of claims and the cost to replace or repair products under warranty. Factors that influence the warranty liability include the number of units sold, the length of warranty term, historical and anticipated rates of warranty claims and the cost per claim. The warranty liability as of September 30, 2022 is $0.6 million and is included in “Other long-

term liabilities” within the condensed consolidated balance sheet. The warranty liability has not changed substantially subsequent to WAVE’s acquisition.

Effects of COVID 19

The spread of COVID-19 has caused significant disruption to society as a whole, including the workplace. The resulting impact to the global supply chain has disrupted most aspects of national and international commerce, with government-mandated social distancing measures imposing stay-at-home and work-from-home orders in almost every country. The effects of social distancing have shut down significant parts of the local, regional, national, and international economies, for limited or extended periods of time, with the exception of government designated essential services.

In many parts of the world, stay-at-home and work-from-home orders were relaxed during the summer of 2021 as the effects of the Coronavirus appeared to lessen, and economic activity began to recover. However, commencing in the autumn and fall of 2021 and continuing, the U.S. as well as countries in Europe, South America and Asia began to experience an increase in new COVID-19 cases, and in some cases local, state, and national governments began to reinstate restrictive measures to stem the spread of the virus. The U.S. and other countries also experienced an increase in new COVID-19 cases after the fall and winter holiday season, with new, more infectious variants of COVID-19 identified. Various vaccines have been developed, with vaccinations programs in effect worldwide, though reaching acceptable levels of immunization against COVID-19 remains challenging at the local, regional and global level.

The future effects of the virus are difficult to predict, due to uncertainty about the course of the virus, different variants that may evolve, and the supply of the vaccine on a local, regional, and global basis, as well as the ability to implement vaccination programs in a short time frame.

The Company does not anticipate significant adverse effects on its operations’ revenue as compared to its business plan in the near- or mid-term, although the future effects of COVID-19 may result in regional restrictive measures which may constrain the Company’s operations, and supply chain shortages of various materials may have a negative effect on our EV sales or production capacity in the longer-term. The Company’s Tree Technologies business, which focuses on the sale of motorbikes in the ASEAN region, is experiencing disruption in its operations as a result the continued lockdowns in the region, which have adversely impacted its ability to fulfill committed orders.

The Company continues to monitor the overall situation with COVID-19 and its effects on both local, regional and global economies.

Liquidity and Going Concern

The accompanying consolidated financial statements of the Company have been prepared assuming the Company will continue as a going concern and in accordance with U.S. GAAP. The going concern basis of presentation assumes that the Company will continue in operation one year after the date these financial statements are issued and will be able to realize its assets and discharge its liabilities and commitments in the normal course of business. Pursuant to the requirements of the ASC 205, management must evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year from the date these financial statements are issued.

This evaluation does not take into consideration the potential mitigating effect of management’s plans that have not been fully implemented or are not within control of the Company as of the date the financial statements are issued. When substantial doubt exists under this methodology, management evaluates whether the mitigating effect of its plans sufficiently alleviates substantial doubt about the Company’s ability to continue as a going concern. The mitigating effect of management’s plans, however, is only considered if both (1) it is probable that the plans will be effectively implemented within one year after the date that the financial statements are issued, and (2) it is probable that the plans, when implemented, will mitigate the relevant conditions or events that raise substantial doubt about the entity’s ability to continue as a going concern within one year after the date that the financial statements are issued.

The Company has a pending acquisition of VIA, a U.S. manufacturer of electric commercial vehicles including Class 2 through Class 5 cargo vans, trucks, and buses. The Company is in the process of obtaining required shareholder approval to acquire 100% of VIA. The total aggregate consideration payable in connection with this transaction is equal to $630.0 million, consisting of an upfront payment at the closing of the transaction of $450.0 million, more than $62.9 million of which has been paid to date (prior to closing) in cash as documented in the form of convertible notes, as well as an earnout payment of up to $180.0 million. In addition, the company has provided an incremental $11.7 million in bridge financing to VIA for the support of ongoing operations due to the delay in closing. This bridge loan will be forgiven at the time of closing. The remaining consideration for the acquisition of VIA is to be consummated with Ideanomics common stock, rather than cash. However, transaction fees are material and estimated to be $45.0 million, and it is anticipated that VIA will require operational and capital funding of $260.0 million in the next twelve months. The Company has filed a registration statement on Form S-4 regarding shareholder approval for the transaction. As of the date of these financial statements, the registration statement had not been declared effective, and the financial statements contained therein must be updated. An amended S-4 statement with the required updated financial statements is anticipated to be filed with the SEC in the next three months. The terms of the agreement stated that either party may terminate the agreement under specified conditions as of August 31, 2022, however the Company has exercised its option to extend that date to September 30, 2022, and is currently discussing the terms of a further extension with VIA.

The Company believes that its current level of cash and cash equivalents are not sufficient to fund continuing operations or the addition of the two planned acquisitions in various stages of completion. The Company will need to bring in new capital to support its growth and, as evidenced from its successful capital raising activities in 2020 and 2021, believes it has the ability to continue to do so. However, there can be no assurance that this will occur. As described in Note 15, on October 25, 2021 the Company executed a security purchase agreement with YA II PN, whereby the Company issued a convertible note of $75.0 million, and received aggregate gross proceeds of $75.0 million. The note is scheduled to mature on October 24, 2022 and bears interest at an annual rate of 4.0%, which would increase to 18.0% in the event of default. The note has a fixed conversion price of $1.88. The conversion price is not subject to adjustment except for subdivisions or combinations of common stock. Commencing April 1, 2022, the Company has the obligation to redeem $8.3 million per month, against the unpaid principal. This amount may be reduced by any conversions by YA II PN or optional redemptions made by the Company. As of December 31, 2021, after the conversion of principal in the amount of $17.5 million, $57.5 million remained outstanding.

On August 30, 2022, the Company and YA II PN agreed to amend the terms of the outstanding convertible note and entered into an amendment agreement dated August 29, 2022. As of August 29, 2022, the outstanding principal balance of the original debenture was $16.7 million. The amendments to the original debenture amended the principal amount to reflect the outstanding balance as of August 29, 2022, change the maturity date to January 29, 2023 and adjust the conversion price to the lower of $1.50 or 85.0% of the lowest daily VWAP during the 7 consecutive trading days immediately preceding the conversion date or other date of determination, but not lower than $0.20 per share of common stock. The Company shall not have the right to prepay any amounts due under the amended debenture prior to the maturity date without the investor’s prior written consent.

On September 1, 2022, the company entered into a SEPA with YA II PN . The Company will be able to sell up to 60.0 million of the Company's shares of common stock, par value $0.001 per share at the Company's request any time during the 36 months following the date of the SEPA's entrance into force. The shares would be purchased at 95.0% of the market price and would be subject to certain limitations, including that YA II PN could not purchase any shares that would result in it owning more than 5.0% of the Company's common stock. Market price is the lowest daily VWAP of the common shares during the three consecutive trading days commencing on the advance notice date, other than the daily VWAP on any excluded days. VWAP means, for any trading day, the daily volume weighted average price of the common shares for such trading day on the principal market during regular trading hours as reported by Bloomberg L.P.

Pursuant to the SEPA, the Company is required to register all shares which YA II PN may acquire. The Company agreed to file with the SEC a registration statement (as defined in the SEPA) registering all of the shares of common stock that are to be offered and sold to YA II PN pursuant to the SEPA. The Company is required to have a registration statement declared effective by the SEC before it can raise any funds using the SEPA.

Unless earlier terminated as provided under the SEPA, the SEPA shall terminate automatically on the earliest of (i) the first day of the month next following the 36-month anniversary of the effective date or (ii) the date on which the YA II PN shall have made payment of advances (as defined in the SEPA) pursuant to the SEPA for the common shares equal to the commitment amount (as defined in the SEPA).

On September 15, 2022, we amended the SEPA increasing the commitment amount from 60.0 million shares to 150.0 million shares. In addition, the shares to be provided as a commitment fee increased from 0.6 million to 1.5 million.

The Company has various vehicles through which it could raise a limited amount of equity funding, however, these are subject to market conditions which are not within management’s control. As our Quarterly Report on Form 10-Q was not filed timely, we will not be Form S-3 eligible until August 9, 2023, which could make fund raising more difficult or more expensive. Management continues to seek to raise additional funds through the issuance of equity, mezzanine or debt securities. As we seek additional sources of financing, there can be no assurance that such financing would be available to us on favorable terms or at all. Our ability to obtain additional financing in the debt and equity capital markets is subject to several factors, including market and economic conditions, our performance and investor sentiment with respect to us and our business and industry.

As of September 30, 2022, the Company’s principal source of liquidity is its unrestricted cash balance in the amount of $25.2 million of which $15.1 million is held by the Company’s subsidiaries located in China and is subject to foreign exchange control regulations and $2.2 million is the minimum regulatory capital required to be held by US operating companies – we do not consider cash balances held in China or required minimum regulatory capital to be part of the Company’s liquid cash balances. The Company has experienced greater net losses and negative cash flows from operating and investing activities in the third quarter consistent with its business plan for ongoing activities and planned acquisitions. As of the date of the filing of this Form 10-Q, securing additional financing is in progress, and as such management has limited the extent to which it is taking actions to delay, scale back, or abandon future expenditures. As such, management’s actions to preserve an adequate level of liquidity for a period extending twelve months from the date of the filing of this Form 10-Q are no longer sufficient on their own without additional financing, to mitigate the conditions raising substantial doubt about the Company’s ability to continue as a going concern. We currently do not have adequate cash to meet our short or long-term needs. In the event additional capital is raised, it may have a dilutive effect on our existing stockholders.

Although management continues to pursue these facilities and other opportunities to raise additional capital through a combination of debt financing, other non-dilutive financing and/or equity financing to supplement the Company’s capitalization and liquidity, management cannot conclude as of the date of this filing that its plans are probable of being successfully implemented.

The accompanying consolidated financial statements do not include any adjustments related to the recoverability and classification of recorded asset amounts or the amounts and classification of liabilities that might result from the outcome of this uncertainty.

We believe substantial doubt exists about the Company’s ability to continue as a going concern for twelve months from the date of issuance of our financial statements.

Note 1.   Organization and Principal Activities

Ideanomics, Inc. (Nasdaq: IDEX) is a Nevada corporation that primarily operates in Asia and the United States through its subsidiaries and VIEs. Unless the context otherwise requires, the use of the terms “we,” “us,” “our” and the “Company” in these notes to consolidated financial statements refers to Ideanomics, its consolidated subsidiaries and VIEs.

The Company’s chief operating decision maker has been identified as the chief executive officer, who reviews consolidated results when making decisions about allocating resources and assessing performance of the Company. Therefore, the Company operates in one segment with two business units, Ideanomics Mobility and Ideanomics Capital. Ideanomics China is a subsidiary which holds the Company’s China based vehicle operations.

Ideanomics Mobility’s mission is to use EVs and EV battery sales and financing to attract commercial fleet operators that will generate large scale demand for energy, energy storage systems, and energy management contracts. Ideanomics Mobility operates as an end-to-end solutions provider for the procurement, financing, charging and energy management needs for fleet operators of commercial EVs.

Ideanomics Capital is the Company’s fintech business unit, which focuses on leveraging technology and innovation to improve efficiency, transparency, and profitability for the financial services industry.

Effects of COVID-19

COVID-19 is an infectious disease cause by severe acute respiratory syndrome coronavirus. The disease was first identified in December 2020 in Wuhan, the capital of China’s Hubei province, and has since spread globally, resulting in the ongoing COVID-19 pandemic. As of August 31, 2022, over 607.6 million cases had been reported across the globe, resulting in 6.5 million deaths.

The spread of COVID-19 has caused significant disruption to society as a whole, including the workplace. The resulting impact to the global supply chain has disrupted most aspects of national and international commerce, with government-mandated social distancing measures imposing stay-at-home and work-from-home orders in almost every country. The effects of social distancing have shut down significant parts of the local, regional, national, and international economies, for limited or extended periods of time, with the exception of government designated essential services.

In many parts of the world, stay-at-home and work-from-home orders were relaxed during the summer of 2021 as the effects of the Coronavirus appeared to lessen, and economic activity began to recover. However, commencing in the autumn and fall of 2021 and continuing, the U.S. as well as countries in Europe, South America and Asia began to experience an increase in new COVID-19 cases, and in some cases local, state, and national governments began to reinstate restrictive measures to stem the spread of the virus. The U.S. and other countries also experienced an increase in new COVID-19 cases after the fall and winter holiday season, with new, more infectious variants of COVID-19 identified. Various vaccines have been developed, with vaccinations programs in effect worldwide, though reaching acceptable levels for worldwide immunization against COVID-19 remains challenging.

The future effects of the virus are difficult to predict, due to uncertainty about the course of the virus, different variants that may evolve, and the supply of the vaccine on a local, regional, and global basis, as well as the ability to implement vaccination programs in a short time frame.

Many of the Company’s operations are in the development or early stage, have not had significant revenues to date, and the Company does not anticipate significant adverse effects on its operations’ revenue as compared to its business plan in the near- or mid-term, although the future effects of COVID-19 may result in regional restrictive measures which may constrain the Company’s operations.

The Company continues to monitor the overall situation with COVID-19 and its effects on local, regional and global economies.

Liquidity and Going Concern

The accompanying consolidated financial statements of the Company have been prepared assuming the Company will continue as a going concern and in accordance with generally accepted accounting principles in the United States of America. The going concern basis of presentation assumes that the Company will continue in operation one year after the date these financial statements are issued and will be able to realize its assets and discharge its liabilities and commitments in the normal course of business. Pursuant to the requirements of the ASC 205, management must evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year from the date these financial statements are issued.

This evaluation does not take into consideration the potential mitigating effect of management’s plans that have not been fully implemented or are not within control of the Company as of the date the financial statements are issued. When substantial doubt exists under this methodology, management evaluates whether the mitigating effect of its plans sufficiently alleviates substantial doubt about the Company’s ability to continue as a going concern. The mitigating effect of management’s plans, however, is only considered if both (1) it is probable that the plans will be effectively implemented within one year after the date that the financial statements are issued, and (2) it is probable that the plans, when implemented, will mitigate the relevant conditions or events that raise substantial doubt about the entity’s ability to continue as a going concern within one year after the date that the financial statements are issued.

The Company has a pending acquisition of VIA, a U.S. manufacturer of electric commercial vehicles including Class 2 through Class 5 cargo vans, trucks, and buses. The Company is in the in the process of obtaining required shareholder approval to acquire 100% of VIA. The total aggregate consideration payable in connection with this transaction is equal to $630.0 million, consisting of an upfront payment at the closing of the transaction of $450.0 million, more than $62.9 million of which has been paid to date (prior to closing) in cash as documented in the form of convertible notes, as well as an earnout payment of up to $180.0 million. In addition, the company has provided an incremental $11.7 million in bridge financing to VIA for the support of ongoing operations due to the delay in closing. This bridge loan will be forgiven at the time of closing. The remaining consideration for the acquisition of VIA is to be consummated with Ideanomics common stock, rather than cash. However, transaction fees are material and estimated to be $45.0 million, and it is anticipated that VIA will require operational and capital funding of at least $260.0 million in the next twelve months. The Company has filed a registration statement on Form S-4 regarding shareholder approval for the transaction. As of the date of these financial statements, the registration statement had not been declared effective, and the financial statements contained therein must be updated to December 31, 2021. An amended S-4 statement with the required updated financial statements is anticipated to be filed with the SEC in the fourth quarter of 2022. The terms of the agreement stated that either party may terminate the agreement under specified conditions as of August 31, 2022, however the Company has exercised its option to extend that date to September 30, 2022.

As of December 31, 2021, the Company had cash and cash equivalents of approximately $269.9 million, of which $11.8 million is held in China and is subject to local foreign exchange regulations in that country, $0.4 million is held at a consolidated entity which requires the minority interest’s permission to withdraw, and additionally two subsidiaries have required capital or liquidity requirements of $2.2 million. The Company also had accounts payable and accrued expenses of $15.6 million, other current liabilities of $7.1 million, current contingent consideration of $0.6 million, lease payments due within the next twelve months of $3.1 million, and payments of short-term and long-term debt due within the next twelve months of $58.1 million. Additionally, the Company has committed to invest in the MDI Fund a total of $25.0 million, of which $20.4 million remains and may be called at any time. The Company had a net loss of $256.7 million for the year ended December 31, 2021, and an accumulated deficit of $605.8 million.

The Company believes that its current level of cash and cash equivalents are not sufficient to fund continuing operations or the addition of the two planned acquisitions in various stages of completion. The Company will need to bring in new capital to support its growth and, as evidenced from its successful capital raising activities in 2020 and 2021, believes it has the ability to continue to do so. However, there can be no assurance that this will occur. As described in Note 15, on October 25, 2021 the Company executed a security purchase agreement with YA II PN, whereby the Company issued a convertible note of $75.0 million, and received aggregate gross proceeds of $75.0 million. The note is scheduled to mature on October 24, 2022 and bears interest at an annual rate of 4.0%, which would increase to 18.0% in the event of default. The note has a fixed conversion price of $1.88. The conversion price is not subject to adjustment except for subdivisions or combinations of common stock. Commencing April 1, 2022, the Company has the obligation to redeem $8.3 million per month, against the unpaid principal. This amount may be reduced by any conversions by YA II or optional redemptions made by the Company. As of December 31, 2021, after the conversion of principal in the amount of $17.5 million, $57.5 million remained outstanding.

The Company has various vehicles through which it could raise a limited amount of equity funding, however, these are subject to market conditions which are not within management’s control. As our Quarterly Report on Form 10-Q was not filed timely, we will not be Form S-3 eligible until August 9, 2023, which could make fund raising more difficult or more expensive. Management continues to seek to raise additional funds through the issuance of equity, mezzanine or debt securities. As we seek additional sources of financing, there can be no assurance that such financing would be available to us on favorable terms or at all. Our ability to obtain additional financing in the debt and equity capital markets is subject to several factors, including market and economic conditions, our performance and investor sentiment with respect to us and our business and industry. These factors individually and collectively raise doubt about the Company’s ability to continue as a going concern.

As of June 30, 2022, the Company’s principal source of liquidity is its unrestricted cash balance in the amount of $85.5 million of which $12.2 million is held by the Company’s subsidiaries located and China and is subject to foreign exchange control regulations and $2.2 million is minimum regulatory capital required to be held by US operating companies – we do not consider cash balances held in China or required minimum regulatory capital to be part of the Company’s liquid cash balances. The Company had negative cash flow from operating activities of $81.8 million for the six months ended June 30, 2022. The Company has experienced greater net losses and negative cash flows from operating and investing activities in the third quarter consistent with its business plan for ongoing activities and planned acquisitions. As of the date of the filing of this Form 10-K, securing additional financing is in progress, and as such management has limited the extent to which it is taking actions to delay, scale back, or abandon future expenditures. As such, management’s actions to preserve an adequate level of liquidity for a period extending twelve months from the date of the filing of this Form 10-K are no longer sufficient on their own without additional financing, to mitigate the conditions raising substantial doubt about the Company’s ability to continue as a going concern. We currently do not have adequate cash to meet our short or long-term needs. In the event additional capital is raised, it may have a dilutive effect on our existing stockholders.

The Company’s ability to raise capital is critical. On September 1, 2022, the company entered into a SEPA with YA II PN. The Company will be able to sell up to sixty million of the Company’s shares of common stock, par value $0.001 per share (the at the Company’s request any time during the 36 months following the date of the SEPA’s entrance into force. The shares would be purchased at 95.0% of the Market Price (as defined below) and would be subject to certain limitations, including that YA could not purchase any shares that would result in it owning more than 5.0% of the Company’s common stock. Market Price is the lowest daily VWAP of the Common Shares during the three consecutive trading days commencing on the advance notice date, other than the daily VWAP on any excluded days. VWAP means, for any trading day, the daily volume weighted average price of the Common Shares for such trading day on the principal market during regular trading hours as reported by Bloomberg L.P. Pursuant to the SEPA, the Company is required to register all shares which YA may acquire. The Company agreed to file with the SEC a Registration Statement (as defined in the SEPA) registering all of the shares of common stock that are to be offered and sold to YA pursuant to the SEPA. The Company is required to have a Registration Statement declared effective by the SEC before it can raise any funds using the SEPA. Unless earlier terminated as provided under the SEPA, the SEPA shall terminate automatically on the earliest of (i) the first day of the month next following the 36-month anniversary of the Effective Date or (ii) the date on which the YA shall have made payment of Advances (as defined in the SEPA) pursuant to the SEPA for the Common Shares equal to the Commitment Amount (as defined in the SEPA).

Although management continues to use these facilities and other opportunities to raise additional capital through a combination of debt financing, other non-dilutive financing and/or equity financing to supplement the Company’s capitalization and liquidity, management cannot conclude as of the date of this filing that its plans are probable of being successfully implemented.

The accompanying consolidated financial statements do not include any adjustments related to the recoverability and classification of recorded asset amounts or the amounts and classification of liabilities that might result from the outcome of this uncertainty.

We believe substantial doubt exists about the Company’s ability to continue as a going concern for twelve months from the date of issuance of our financial statements.